Note 1 - Description of Plan 2 (Details Textual) - EBP 91-0369590 002 [Member]	12 Months Ended
Jun. 30, 2025
Investment, Identifier [Axis]: ParticipantLoansMember | Minimum [Member]
EBP, Note Receivable from Participant, Term	1 year
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
Investment, Identifier [Axis]: ParticipantLoansMember | Maximum [Member]
EBP, Note Receivable from Participant, Term	5 years
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
Investment, Identifier [Axis]: ParticipantLoansPrincipalResidenceMember
EBP, Note Receivable from Participant, Term	20 years